UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		April 27, 2000

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


					FORM 13F INFORMATION
TABLE
Name of Issuer       Title ofCusip     Fair Market Shares oInvestment DiscretiManagersVoting Authority
                     Class   Number    Value       PrincipaSole  Shared  Shared       Sole SharedNone
                                                   Amount                Other

Abbott Labs          Common  002824100   5,497,871   116505   500  116005None   None      0 None  116505
Agilent Technologies Common  00846U101   1,186,608    38614  1638   36976None   None    762 None   37852
Allstate Corp.       Common  020002101   1,453,557    34658     0   34658None   None      0 None   34658
American Home        Common  026609107   2,855,250    48600     0   48600None   None      0 None   48600
American Power ConverCommon  029066107     103,120     8000     0    8000None   None      0 None    8000
Celera Genomics      Common  038020202     277,650     9000     0    9000None   None      0 None    9000
Automatic Data ProcesCommon  053015103   1,389,953    25560     0   25560None   None      0 None   25560
BP Amoco p.l.c.      ADS     055622104  16,442,232   331363  6874  324489None   None   3174 None  328189
Berkshire Hathaway InClass A 084670108     130,900        2     0       2None   None      0 None       2
Berkshire Hathaway InClass B 084670207  10,797,312     4962   208    4754None   None     70 None    4892
Buckeye Cellulose CorCommon  11815H104     575,000    50000     0   50000None   None      0 None   50000
Coca Cola Co.        Common  191216100   4,771,154   105650  3600  102050None   None      0 None  105650
Colgate-Palmolive Co.Common  194162103   5,172,336    93600   800   92800None   None      0 None   93600
Dell Computer        Common  247025109   4,971,786   193530 20700  172830None   None   5000 None  188530
Disney, (Walt) Co.   Common  254687106   9,625,673   336562  8500  328062None   None   2400 None  334162
Enron Corp           Common  293561106     464,800     8000     0    8000None   None      0 None    8000
Exxon Corp.          Common  302290101  16,985,700   209700  5600  204100None   None   2400 None  207300
General Electric Co. Common  369604103  27,713,832   662060  4800  657260None   None      0 None  662060
Gilead Sciences Inc. Common  375558103     201,500     6200     0    6200None   None      0 None    6200
Grainger,  W.W. Inc. Common  384802104   1,015,500    30000     0   30000None   None      0 None   30000
Hewlett Packard Co.  Common  428236103   7,730,569   247220 10100  237120None   None   4000 None  243220
Intel Corp.          Common  458140100  19,255,815   731882 23200  708682None   None   8000 None  723882
International BusinesCommon  459200101   1,653,527    17192  2400   14792None   None   2000 None   15192
JLG Industries Inc.  Common  466210101   2,444,975   188075 14400  173675None   None   4500 None  183575
Johnson & Johnson    Common  478160104  28,287,798   323400  7000  316400None   None   3000 None  320400
Leggett & Platt Inc. Common  524660107   9,245,399   480780 25800  454980None   None   7400 None  473380
Lowes Companies, Inc.Common  548661107     606,419    10375     0   10375None   None      0 None   10375
Merck & Co. Inc.     Common  589331107  36,095,991   475573  9920  465653None   None   3000 None  472573
Microsoft Corp.      Common  594918104  15,329,607   280300  2900  277400None   None      0 None  280300
Herman Miller Inc.   Common  600544100   7,436,295   321500 13900  307600None   None   4500 None  317000
Molex Inc.           Common  608554101   7,909,564   224194  1757  222437None   None   1757 None  222437
Molex Inc. Class A   Class A 608554200   8,843,636   318002 19351  298651None   None   4882 None  313120
Morgan, (J. P.) & Co.Common  616880100     348,873     7770     0    7770None   None      0 None    7770
Motorola, Inc        Common  620076109   5,030,985   352804 17300  335504None   None   5400 None  347404
Napro BiotherapeuticsCommon  630795102     258,300    35000     0   35000None   None      0 None   35000
Newell Co.           Common  651192106     691,650    26100     0   26100None   None      0 None   26100
Northern Trust Corp. Common  665859104  11,955,000   191280 10400  180880None   None   4200 None  187080
Old Second Bancorp   Common  680277100   1,382,832    52800     0   52800None   None      0 None   52800
Pepsico, Inc         Common  713448108  13,026,780   296400  8800  287600None   None   3000 None  293400
Qualcomm, Inc.       Common  747525103  11,994,234   211800  2500  209300None   None      0 None  211800
SBC Communications   Common  78387G103   2,898,942    64955  1579   63376None   None   1579 None   63376
Schering- Plough, IncCommon  806605101  17,888,230   489686  6900  482786None   None   3000 None  486686
Schlumberger, Ltd.   Common  806857108   7,771,589   134900   700  134200None   None      0 None  134900
State Street Corp.   Common  857119101  25,985,748   278220  8500  269720None   None   2600 None  275620
Strattec Security CorCommon  863111100     476,250    15000     0   15000None   None      0 None   15000
Sysco Corp.          Common  871829107  11,494,736   433600 22600  411000None   None   7000 None  426600
Thermo Electron Corp.Common  883556102   6,325,130   281367  8362  273005None   None   3375 None  277992
Toll Brothers        Common  889478103     596,750    15500     0   15500None   None      0 None   15500
Transocean Sedco ForeCommon  893817106     648,950    14970   135   14835None   None      0 None   14970
Tricon Global Rest.  Common  895953107     213,482     5590  1880    3710None   None    300 None    5290
Tyco International LtCommon  902124106   1,167,210    27000     0   27000None   None      0 None   27000
Walgreen Co.         Common  931422109  29,058,576   712220 23400  688820None   None   6600 None  705620


COLUMN TOTALS                          405,685,574

